Vessel Operating Expenses (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Costs And Expenses (Abstract)
Crew wages and related costs	$ 8,881,037	$ 8,604,570	$ 8,987,311
Insurance	2,496,368	2,484,196	3,304,267
Repairs and maintenance	1,057,722	841,574	1,026,780
Spares and consumable stores	5,566,955	5,505,221	5,735,741
Miscellaneous expenses	806,002	582,455	920,707
Total	$ 18,808,084	$ 18,018,016	$ 19,974,806